LONG-TERM DEBT, NET	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
8.	LONG-TERM DEBT, NET
Long-term debt, net consisted of the

following:

	December 31,
	2019	2018
Senior Notes (a)
2016 7.250% SC Secured Notes, due 2021 (net of unamortized deferred financing costs of $7,211 and $10,580 , respectively )	$842,789	$839,420
2019 7.250% Studio City Notes, due 2024 (net of unamortized deferred financing costs of $7,829)	592,171	—
2012 8.500% Studio City Notes, due 2020 (net of unamortized deferred financing costs of $2,644)	—	422,356
2016 5.875% SC Secured Notes, due 2019 (net of unamortized deferred financing costs of $2,260)	—	347,740

Credit Facilities (b)
2016 Studio City Credit Facilities (1)	128	128

	1,435,088	1,609,644
Current portion of long-term debt (net of unamortized deferred financing costs of $2,260)	—	(347,740)

	$1,435,088	$1,261,904

Note
(1)	Unamortized deferred financing costs of $885 and $1,299 as of December 31, 2019 and 2018, respectively, related to the 2016 SC Revolving Credit Facility of 2016 Studio City Credit Facilities are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets.
(a)	Senior Notes
2016 Studio City Secured Notes
On November 30, 2016, Studio City Company Limited (“Studio City Company”), a subsidiary of Studio City International, issued $350,000 in aggregate principal amount of 5.875% senior secured notes due November 30, 2019 and priced at 100% (the “2016 5.875% SC Secured Notes”) and $850,000 in aggregate principal amount of 7.250% senior secured notes due November 30, 2021 and priced at 100% (the “2016 7.250% SC Secured Notes” and together with the 2016 5.875% SC Secured Notes, the “2016 Studio City Secured Notes”). The net proceeds from the offering of the 2016 Studio City Secured Notes were used to partially repay the Studio City Borrower’s prior senior secured credit facilities (as described below).
The interest on the 2016 5.875% SC Secured Notes was accrued at a rate of 5.875% per annum, payable semi-annually in arrears. On November 30, 2019, Studio City Company repaid the 2016 5.875% SC Secured Notes in full at maturity with cash on hand.
The interest on the 2016 7.250% SC Secured Notes is accrued at a rate of 7.250% per annum, payable semi-
annually
in arrears on May 30 and November 30 of each year.
The 2016 7.250% SC Secured Notes are senior secured obligations of Studio City Company, rank equally in right of payment to all existing and future senior indebtedness of Studio City Company (although any liabilities in respect of obligations under the 2016 Studio City Credit Facilities (as described below) that are secured by common collateral securing the 2016 7.250% SC Secured Notes will have priority over the 2016 7.250% SC Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral) and rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Company and effectively subordinated to Studio City Company’s existing and future secured indebtedness that is secured by assets that do not secure the 2016 7.250% SC Secured Notes, to the extent of the assets securing such indebtedness.
All of the existing subsidiaries of Studio City Investments Limited (“Studio City Investments”), the shareholder of the Studio City Company, (other than Studio City Company) and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2016 7.250% SC Secured Notes Guarantors”) jointly, severally and unconditionally guarantee the 2016 7.250% SC Secured Notes on a senior basis (the “2016 7.250% SC Secured Notes Guarantees”). The 2016 7.250% SC Secured Notes Guarantees are senior obligations of the 2016 7.250% SC Secured Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2016 7.250% SC Secured Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2016 7.250% SC Secured Notes Guarantors. The 2016 7.250% SC Secured Notes Guarantees are pari passu to the 2016 7.250% SC Secured Notes Guarantors’ obligations under the 2016
Studio
C
ity
 Credit Fa
cilities
, and effectively subordinated to any future secured indebtedness that is secured by assets that do not secure the 2016 7.250% SC Secured Notes and the 2016 7.250% SC Secured Notes Guarantees, to the extent of the value of the assets.
The 2016 7.250% SC Secured Notes are secured, on an equal basis with the 2016 Studio City Credit Facilities, by substantially all of the material assets of Studio City Investments and its subsidiaries (although obligations under the 2016 Studio City Credit Facilities that are secured by common collateral securing the 2016 7.250% SC Secured Notes will have priority over the 2016 7.250% SC Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral). The common collateral (shared with the 2016 Studio City Credit Facilities) includes a first-priority mortgage over any rights under the land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. The 2016 7.250% SC Secured Notes are secured by the common collateral and, in addition, certain bank accounts (together with the common collateral, the “Collateral”). Certain specified bank accounts of Melco Resorts Macau are pledged under 2016 Studio City Credit Facilities and related finance documents. In addition, the 2016 7.250% SC Secured Notes are also separately secured by certain specified bank accounts.
At any time prior to November 30, 2018, Studio City Company had the options i) to redeem all or a portion of the 2016 7.250% SC Secured Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2016 7.250% SC Secured Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Company has the option to redeem all or a portion of the 2016 7.250% SC Secured Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2016 7.250% SC Secured Notes, Studio City Company also has the option to redeem in whole, but not in part the 2016 7.250% SC Secured Notes at fixed redemption prices.
The indenture governing the 2016 7.250% SC Secured Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the Collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The indenture governing the 2016 7.250% SC Secured Notes also contains conditions and events of default customary for such financings.
There are provisions under the indenture governing the 2016 7.250% SC Secured Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Company, Studio City Investments and their respective restricted subsidiaries to companies or persons who are not Studio City Company, Studio City Investments and their respective restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2019, the net assets of Studio City Investments and its restricted subsidiaries of approximately $1,082,000 were restricted from being distributed under the terms of the 2016 7.250% SC Secured Notes.
2019 Studio City Notes

On February 11, 2019, Studio City Finance Limited (“Studio City Finance”), a subsidiary of Studio City International, issued $600,000 in aggregate principal amount of 7.250% senior notes due February 11, 2024 and priced at 100% (the “2019 Studio City Notes”). The interest on the 2019 Studio City Notes is accrued at a rate of 7.250% per annum, payable semi-annually in arrears on February 11 and August 11 of each year, commenced on August 11, 2019. The 2019 Studio City Notes are general obligations of Studio City Finance, rank equally in right of payment to all existing and future senior indebtedness of Studio City Finance, rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance and effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.
The net proceeds from the offering of the 2019 Studio City Notes were used to partially fund the Conditional Tender Offer, redeem in full the remaining outstanding balance of 2012 Studio City Notes with accrued interest (as described below) in March 2019 and with the remaining amount used for general corporate purposes.
All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2019 Studio City Notes Guarantors”) jointly, severally and unconditionally guarantee the 2019 Studio City Notes on a senior basis (the “2019 Studio City Notes Guarantees”). The 2019 Studio City Notes Guarantees are general obligations of the 2019 Studio City Notes Guarantors, rank equally in right of payment to all existing and future senior indebtedness of the 2019 Studio City Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2019 Studio City Notes Guarantors. The 2019 Studio City Notes Guarantees are effectively subordinated to the 2019 Studio City Notes
Guarantors’ obligations under all existing and any future secured indebtedness to the extent of the value of such property and assets securing such indebtedness.
At any time prior to February 11, 2021, Studio City Finance has the options i) to redeem all or a portion of the 2019 Studio City Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2019 Studio City Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Finance has the option to redeem all or a portion of the 2019 Studio City Notes at any time at fixed redemption prices that decline ratably over time. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2019 Studio City Notes, Studio City Finance also has the option to redeem in whole, but not in part the 2019 Studio City Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture governing the 2019 Studio City Notes, each holder of the 2019 Studio City Notes will have the right to require Studio City Finance to repurchase all or any part of such holder’s 2019 Studio City Notes at a fixed redemption price.
The indenture governing the 2019 Studio City Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2019 Studio City Notes also contains conditions and events of default customary for such financings.
There are provisions under the indenture governing the 2019 Studio City Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who are not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2019, the net assets of Studio City Finance and its restricted subsidiaries of approximately $1,180,000 were restricted from being distributed under the terms of the 2019 Studio City Notes.
2012 Studio City Notes
On November 26, 2012, Studio City Finance issued $825,000 in aggregate principal amount of 8.5% senior notes due December 1, 2020 and priced at 100% (the “2012 Studio City Notes”). The interest on the 2012 Studio City Notes was accrued at a rate of 8.5% per annum, payable semi-annually in arrears. The net proceeds from the offering of the 2012 Studio City Notes were used to fund the Studio City project with conditions and sequence for disbursements in accordance with an agreement.
On December 31, 2018, Studio City Finance partially redeemed the 2012 Studio City Notes in aggregate principal amount of $400,000 at a price of 100%, together with accrued interest. The Company recorded a loss on extinguishment of debt of $2,489 during the year ended December 31, 2018 in connection with this redemption.
On January 22, 2019, Studio City Finance initiated a conditional tender offer (the “Conditional Tender Offer”), subject to sufficient funding, to purchase the outstanding balance of 2012 Studio City Notes in aggregate principal amount of $425,000, with accrued interest. The Conditional Tender Offer expired on February 4, 2019 with $216,534 aggregate principal amount of the 2012 Studio City Notes tendered. Studio City Finance used a portion of the net proceeds from the offering of the 2019 Studio City Notes (as described above) to fund the Conditional Tender Offer, and to redeem in full the remaining outstanding balance of 2012 Studio City Notes in aggregate principal amount of $208,466, with accrued interest on March 13, 2019. In connection with the redemption of the 2012 Studio City Notes, the Company recorded a loss on extinguishment of debt of $2,995 and a cost associated with debt modification
of $579, during the year ended December 31, 2019.
(b)	Credit Facilities

2016 Studio City Credit Facilities
On November 30, 2016, Studio City Company (the “Studio City Borrower”) amended and restated the Studio City Borrower’s prior senior secured credit facilities agreement from 10,855,880,000
Hong Kong dollars (
“
HK$
”
)
(equivalent to $1,395,357) to
 a
HK$234,000,000 (equivalent to $30,077) senior secured credit facilities agreement (the “2016 Studio City Credit Facilities”), comprising a HK$1,000,000 (equivalent to $129) term loan facility (the “2016 SC Term Loan Facility”) and a HK$233,000,000 (equivalent to $29,948) revolving credit facility (the “2016 SC Revolving Credit Facility”). As of December 31, 2019, the outstanding principal amount of

t
he 2016 SC
Term Loan Facility
and the 2016 SC Revolving Credit Facility
were HK$
1,000,000 (equivalent to $128) and nil, respectively, and the available borrowing capacity under the 2016 SC Revolving Credit Facility was
HK$233,000,000 (equivalent to $29,914).
The 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility mature on November 30, 2021. The 2016 SC Term Loan Facility has to be repaid at maturity with no interim amortization payments. The 2016 SC Revolving Credit Facility is available up to the date that is one month prior to the 2016 SC Revolving Credit Facility’s maturity date. The 2016 SC Term Loan Facility is collateralized by cash of
HK$1,012,500 (equivalent to $130). The Studio City Borrower is subject to mandatory prepayment requirements in respect of various amounts of the 2016 SC Revolving Credit Facility as specified in the 2016 Studio City Credit Facilities; in the event of the disposal of all or substantially all of the business and assets of the Studio City borrowing group which includes the Studio City Borrower and certain of its subsidiaries as defined under the 2016 Studio City Credit Facilities (the “2016 Studio City Borrowing Group”), the 2016 Studio City Credit Facilities are required to be repaid in full.
In the event of a change of control, the Studio City Borrower may be required, at the election of any lender under the 2016 Studio City Credit Facilities, to repay such lender in full (other than the principal amount of the 2016 SC Term Loan Facility).
The indebtedness under the 2016 Studio City Credit Facilities is guaranteed by Studio City Investments and its subsidiaries (other than the Studio City Borrower). Security for the 2016 Studio City Credit Facilities includes a first-priority mortgage over any rights under the land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. The 2016 Studio City Credit Facilities contain certain affirmative and negative covenants customary for such financings, as well as affirmative, negative and financial covenants equivalent to those contained in the 2016 7.250% SC Secured Notes. Certain specified bank accounts of Melco Resorts Macau are pledged under 2016 Studio City Credit Facilities and related finance documents. The 2016 Studio City Credit Facilities are secured, on an equal basis with the 2016 7.250% SC Secured Notes, by substantially all of the material assets of Studio City Investments and its subsidiaries (although obligations under the 2016 Studio City Credit Facilities that are secured by common collateral securing the 2016 7.250% SC Secured Notes will have priority over the 2016 7.250% SC Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral).
The 2016 Studio City Credit Facilities contain certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments and investments; (iii) prepay or redeem subordinated debt or equity; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the Collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The 2016 Studio City Credit Facilities also contains conditions and events of default customary for such financings.
There are provisions that limit certain payments of dividends and other distributions by the 2016 Studio City Borrowing Group to companies or persons who are not members of the 2016 Studio City Borrowing Group. As of December 31, 2019, the net assets of Studio City Investments and its restricted subsidiaries of approximately $1,082,000

were restricted from being distributed under the terms of the 2016 Studio City Credit Facilities.
Borrowings under the 2016 Studio City Credit Facilities bear interest at HIBOR plus a margin of 4% per annum
. The Studio City Borrower may select an interest period for borrowings under the 2016 Studio City Credit Facilities ranging from one to six months or any other agreed period. The Studio City Borrower is obligated to pay a commitment fee on the undrawn amount of the 2016 SC Revolving Credit Facility and recognized loan commitment fees of $416, $419 and $419

during the years ended December 31, 2019, 2018 and 2017, respectively.
(c)	Borrowing Rates and Scheduled Maturities of Long-term Debt
During the years ended December 31, 2019, 2018 and 2017, the Company’s average borrowing rates were approximately 7.05%, 7.50% and 7.52% per annum, respectively.
Scheduled maturities of the long-term debt (excluding unamortized deferred
financing costs) as of December 31, 2019 are as follows:

Year ending December 31,
2020	$—
2021	850,128
2022	—
2023	—
2024	600,000

$1,450,128